Scope of consolidation	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
Scope of consolidation
Scope of consolidation
The following table sets forth a list of the principal subsidiaries of FCA, which are grouped by our reportable segments, as well as our holding and other companies:

Name	Country	Percentage Interest Held
NAFTA
FCA US LLC	USA (Delaware)	100.00
FCA Canada Inc.	Canada	100.00
FCA Mexico, S.A. de C.V.	Mexico	100.00
LATAM
FCA Fiat Chrysler Automoveis Brasil LTDA	Brazil	100.00
FCA Automobiles Argentina S.A.	Argentina	100.00
Banco Fidis S.A.	Brazil	100.00
APAC
Chrysler Group (China) Sales Limited	People’s Republic of China	100.00
FCA Japan Ltd.	Japan	100.00
FCA Australia Pty Ltd.	Australia	100.00
FCA Automotive Finance Co. Ltd.	People’s Republic of China	100.00
Alfa Romeo (Shanghai) Automobiles Sales Co. Ltd.	People’s Republic of China	100.00
EMEA
FCA Italy S.p.A.	Italy	100.00
FCA Melfi S.r.l.	Italy	100.00
FCA Poland Spólka Akcyjna	Poland	100.00
FCA Powertrain Poland Sp. z o.o.	Poland	100.00
FCA Serbia d.o.o. Kragujevac	Serbia	66.67
FCA Germany AG	Germany	100.00
FCA France S.A.S.	France	100.00
Fiat Chrysler Automobiles UK Ltd.	United Kingdom	100.00
Fiat Chrysler Automobiles Spain S.A.	Spain	100.00
Fidis S.p.A.	Italy	100.00
Maserati
Maserati S.p.A.	Italy	100.00
Maserati (China) Cars Trading Co. Ltd.	People's Republic of China	100.00
Maserati North America Inc.	USA (Delaware)	100.00
Holding Companies and Other Companies
FCA North America Holdings LLC	USA (Delaware)	100.00
Fiat Chrysler Finance S.p.A.	Italy	100.00
Fiat Chrysler Finance Europe S.A.	Luxembourg	100.00

Magneti Marelli Held for Sale and Discontinued Operations
On April 5, 2018, the FCA Board of Directors announced that it had authorized FCA management to develop and implement a plan to separate the Magneti Marelli business from the Group.
At September 30, 2018, the separation within the next twelve months became highly probable and Magneti Marelli operations met the criteria to be classified as a disposal group held for sale. It also met the criteria to be classified as a discontinued operation pursuant to IFRS 5 - Non-current Assets Held for Sale and Discontinued Operations.
On October, 22, 2018, FCA announced that it has entered into a definitive agreement to sell its Magneti Marelli business to CK Holdings, Ltd. Subject to regulatory approvals and other customary closing conditions, the transaction is expected to close in the second quarter of 2019.
The presentation of the Magneti Marelli business is as follows:

•
The operating results of Magneti Marelli have been excluded from the Group’s continuing operations and are presented net of taxes as a single line item within the Consolidated Income Statement for the years ended December 31, 2018, 2017 and 2016. In order to present the financial effects of a discontinued operation, revenues and expenses arising from intercompany transactions were eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operation. However, no profit or loss is recognized for intercompany transactions within the Consolidated Income Statement.

•
The assets and liabilities of Magneti Marelli have been classified as Assets held for sale and Liabilities held for sale within the Consolidated Statement of Financial Position at December 31, 2018, while the assets and liabilities of Magneti Marelli have not been reclassified for the comparative Consolidated Statement of Financial Position at December 31, 2017.

•
Cash flows arising from Magneti Marelli have been presented separately as discontinued cash flows from operating, investing and financing activities within the Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016. These cash flows represent those arising from transactions with third parties.

•
In accordance with the IFRS 5, depreciation and amortization on the assets of Magneti Marelli ceased as at September 30, 2018. The impact of ceasing depreciation of the property, plant and equipment and amortization of the intangible assets of Magneti Marelli was €96 million, net of tax of €20 million.

The following table represents the assets and liabilities of the Magneti Marelli business which were classified as held for sale at December 31, 2018:

	At December 31, 2018(1)
	(€ million)
Assets classified as held for sale	Total	Current	Non-current
Intangible assets	€717	€—	€717
Property, plant and equipment	1,793	—	1,793
Deferred tax assets	127	—	127
Inventories	766	766	—
Trade and other receivables	545	492	53
Cash and cash equivalents	719	719	—
Other assets	129	27	102
Total Assets held for sale(2)	€4,796

Liabilities classified as held for sale
Debt	€177	€64	€113
Employee benefits liabilities	300	55	245
Provisions	210	100	110
Deferred tax liabilities	99	—	99
Trade and other payables	1,788	1,788	—
Other liabilities	357	305	52
Total Liabilities held for sale	€2,931
________________________________________________________________________________________________________________________________________________
(1) Amounts presented are not representative of the financial position of Magneti Marelli on a stand-alone basis; amounts are net of transactions between Magneti Marelli and other companies of the Group.
(2) Assets held for sale as presented on the face of the Consolidated Statement of Financial Position at December 31, 2018, includes €5 million not related to the Magneti Marelli business.
The following table summarizes the operating results of Magneti Marelli that were excluded from the Consolidated Income Statement for the years ended December 31, 2018, 2017 and 2016:

	Years ended December 31(1)
	2018	2017	2016
	(€ million)
Net revenues	€4,998	€5,204	€5,220
Expenses	4,493	4,798	4,906
Net financial expenses	85	124	158
Profit before taxes from discontinued operations	420	282	156
Tax expense	118	63	55
Profit from discontinued operations, net of tax	€302	€219	€101
________________________________________________________________________________________________________________________________________________
(1) Amounts presented are not representative of the income statement of Magneti Marelli on a stand-alone basis; amounts are net of transactions between Magneti Marelli and other companies of the Group.
Itedi S.p.A Held for Sale
On August 1, 2016, FCA announced the signing of a framework agreement setting out the terms of the proposed merger between FCA's consolidated media and publishing subsidiary, Italiana Editrice S.p.A (“Itedi”), in which FCA had a 77 percent ownership interest, and the Italian media group, GEDI Gruppo Editoriale S.p.A. (“GEDI”), previously known as Gruppo Editoriale L’Espresso S.p.A. All the necessary steps for the merger, including regulatory approvals from Italian state authorities, were completed and on June 27, 2017, FCA and Itedi’s non-controlling shareholder, Ital Press Holding S.p.A. (“Ital Press”), transferred 100 percent of the shares of Itedi to GEDI in exchange for newly issued GEDI shares, resulting in CIR S.p.A., the controlling shareholder of GEDI, holding a 43.4 percent ownership interest in GEDI, FCA holding 14.63 percent and Ital Press holding 4.37 percent.
Following the completion of the merger on June 27, 2017, FCA distributed its entire interest in GEDI to holders of FCA common shares on July 2, 2017 in the ratio of 0.0484 GEDI ordinary shares for each FCA common share. As a result, the Group recorded a gain of €49 million within Gains on disposal in the Consolidated Income Statement for the year ended December 31, 2017.
Deconsolidation of FCA Venezuela
Throughout 2017, macroeconomic conditions in Venezuela continued to deteriorate. In the second quarter of 2017, asset impairment charges of €21 million relating to certain real estate assets in Venezuela were recognized, recorded within Selling, general and other costs. In December 2017, due to the restrictive monetary policy in Venezuela coupled with the inability to pay dividends and U.S. Dollar obligations, as well as the deteriorating economic conditions, which constrained the ability to maintain normal production in Venezuela, we concluded we were no longer able to exert control over our Venezuelan operations in order to affect our returns. As such, in accordance with IFRS 10 - Consolidated Financial Statements, as of December 31, 2017, we deconsolidated our subsidiary FCA Venezuela LLC (“FCA Venezuela”), resulting in a pre-tax, non-cash charge of €42 million recorded within Selling, general and other costs in the Consolidated Income Statement for the year ended December 31, 2017. Upon deconsolidation, FCA's investment in FCA Venezuela was recognized at fair value, which was nil at December 31, 2017 and has been accounted for at cost in subsequent periods.
In 2016, the “floating” Sistema de Divisa Complementaria, or “DICOM” exchange rate was used to complete the majority of FCA Venezuela's transactions to exchange VEF for U.S. Dollars. At December 31, 2016, the DICOM exchange rate was 674 VEF per U.S. Dollar and total remeasurement charges, including the devaluation and the write-down of SICAD receivables, of €19 million were recorded within Cost of revenues in the Consolidated Income Statement for the year ended December 31, 2016.
The following significant transactions with non-controlling interests occurred:
2018

•	There were no significant transactions with non-controlling interests.
2017

•
Disposal of the 16.0 percent of the Group's interest in FMM Pernambuco to the minority interest in January 2017, and subsequent loss of control during the third quarter of 2017, resulting in a gain on disposal of €19 million.

2016

•	There were no significant transactions with non-controlling interests.